Note 1 - Organization - Schedule of Subsidiaries (Details)	Jun. 30, 2025
Santech Global BVI Limited [Member]
Percentage of ownership	100.00%
Santech Global International Limited [Member]
Percentage of ownership	100.00%
Santech Global Hong Kong Limited [Member]
Percentage of ownership	100.00%
Santech Global USA Inc [Member]
Percentage of ownership	100.00%